Debt	9 Months Ended
Sep. 30, 2015
Debt
Debt

8. Debt

At the close of the IPO, November 19, 2014, we amended and restated the Fund A and Fund D secured debt facilities as a new $190.0 million senior secured revolving credit facility, which we refer to as our “revolving credit facility,” with SunTrust Bank, as administrative agent, and a syndicate of lenders. Our revolving credit facility will mature on the fifth anniversary of the closing date of the IPO, November 19, 2019, and is available for working capital, capital expenditures, permitted acquisitions and general corporate purposes, including distributions. On June 3, 2015, the Partnership exercised its option to increase the available commitments under its revolving credit facility for an additional $60.0 million, resulting in aggregate commitments of $250.0 million. Substantially all of our assets, excluding equity in and assets of certain joint ventures and unrestricted subsidiaries, after‑acquired real property (other than real property that is acquired from affiliate funds and is subject to a mortgage), and other customary exclusions, are pledged as collateral under our revolving credit facility. Our revolving credit facility contains various covenants and restrictive provisions.

In addition, our revolving credit facility contains events of default customary for transactions of this nature, including, but not limited to (i) event of default resulting from our failure or the failure of our restricted subsidiaries to comply with covenants and financial ratios, (ii) the occurrence of a change of control (as defined in the credit agreement), (iii) the institution of insolvency or similar proceedings against us or our restricted subsidiaries, (iv) the occurrence of a default under any other material indebtedness (as defined in the credit agreement) we or our restricted subsidiaries may have and (v) any one or more collateral documents ceasing to create a valid and perfected lien on collateral (as defined in the credit agreement). Upon the occurrence and during the continuation of an event of default, subject to the terms and conditions of the credit agreement, the lenders may declare any outstanding principal of our revolving credit facility debt, together with accrued and unpaid interest, to be immediately due and payable and may exercise the other remedies set forth or referred to in the credit agreement and the other loan documents.

Loans under the revolving credit facility bear interest at our option at a variable rate per annum equal to either:

•

a base rate, which will be the highest of (i) the administrative agent’s prime rate in effect on such day, (ii) the federal funds rate in effect on such day plus 0.50%, and (iii) an adjusted one month LIBOR plus 1.0%, in each case, plus an applicable margin of 1.50%; or

•	an adjusted one month LIBOR plus an applicable margin of 2.50%.

Additionally, under the revolving credit facility we will be subject to a 25 basis points annual commitment fee associated with the available undrawn capacity subject to certain restrictions.

At September 30, 2015, $164.5 million was outstanding and there was $85.5 million of undrawn borrowing capacity, subject to compliance with certain covenants, under our revolving credit facility.

The revolving credit facility requires monthly interest payments and the outstanding debt balance due upon maturity on November 19, 2019.  Our revolving credit facility requires compliance with certain financial covenants. As of September 30, 2015, the Partnership was in compliance with all financial covenants.

The Combined Entities incurred interest expense of $6,070,326 and $5,502,771, for the nine months ended September 30, 2015 and 2014 and $7,831,847,  $5,406,753, and $1,957,834 of interest expense for the years ended December 31, 2014, 2013 and 2012, respectively. At September 30, 2015 and December 31, 2014 and 2013, the Combined Entities had interest payable of $176,097, $43,905 and $94,905, respectively. The Combined Entities recorded deferred loan costs amortization, which is included in interest expense, of $1,100,006 and $1,138,729, for the nine months ended September 30, 2015 and 2014, and $1,545,605,  $1,107,771, and $350,258 for the years ended December 31, 2014, 2013, and 2012, respectively.

In connection with the amended and restated credit facility, the Partnership recorded a loss of $2,905,259 on early extinguishment of debt related to unamortized loan costs for the secured debt facilities prior to the amendment and restatement at the close of the IPO.

Prior-period financial information of the Partnership has been retroactively adjusted to include the secured debt facility held by Fund E, as the facility was secured by all of Fund E’s assets, prior to the August 18, 2015 acquisition by the Partnership. As of December 31, 2014, the Fund E secured debt facility had an outstanding balance of $29,707,558. Prior-period information has been retroactively adjusted to include interest expense related to the Fund E debt credit facility of $914,766,  $877,888,  $1,218,734 and $505,396 for the nine months ended September 30, 2015 and 2014 and for the years ended December 31, 2014 and 2013, respectively. Additionally, deferred loan costs amortization, which is included in interest expense, has been retroactively adjusted to include $243,723 and $190,338 for the nine months ended September 30, 2015 and 2014 and $271,732 and $92,915 for the years ended December 31, 2014 and 2013, respectively. In connection with the August 18, 2015 acquisition of Fund E, $29,219,806 was used to repay Fund E’s secured indebtedness. At the time of acquisition in 2015, the unamortized balance of the deferred loan costs of $902,625 related to the Fund E secured debt facility was recorded as a loss on early extinguishment of debt.

As of September 30, 2015, the Fund C and Fund F secured debt facilities had an outstanding balance of $15,175,137 and $24,529,851, respectively, and as of December 31, 2014 had an outstanding balance of $16,064,777 and $25,009,670, respectively. Interest expense related to the Acquired Funds’ secured debt facilities was $1,574,942 and $1,124,076, for the nine months ended September 30, 2015 and 2014 and $1,629,059,  $1,060,998, and $481,627 for the years ended December 31, 2014, 2013, and 2012, respectively. Additionally, deferred loan costs amortization, which is included in interest expense, related to the Acquired Funds was $377,317 and $285,136 for the nine months ended September 30, 2015 and 2014 and $409,555,  $263,504, and $95,804 for the years ended December 31, 2014, 2013 and 2012, respectively.

In connection with the November 19, 2015 acquisitions of Fund C and Fund F, $15.1 million and $24.5 million was used to repay Fund C’s and Fund F’s secured indebtedness. At the time of acquisition, the unamortized balance of the deferred loan costs of $0.2 million and $0.7 million related to the Fund C and Fund F secured debt facilities was recorded as a loss on early extinguishment of debt.